Revenue	12 Months Ended
Dec. 31, 2020
Revenue
Revenue

16.Revenue

The following table summarizes details of revenues for the year ended December 31, 2020, 2019 and 2018 by collaboration agreement and by category of revenue: upfront payments, milestone payments and research and development service fees.

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Upfront payments	€30,348	€22,360	€8,635
Janssen	29,818	20,056	—
AbbVie	497	761	8,455
Agomab	—	1,499	—
Other	33	44	180
Milestone payments	3,021	28,085	11,440
Janssen	2,333	1,569	—
AbbVie	671	26,494	10,510
Other	17	22	930
Research and development service fees	3,056	19,338	1,407
Janssen	2,807	18,968	—
Other	249	370	1,407
Total revenue	€36,425	€69,783	€21,482

For the years ended December 31, 2020, 2019 and 2018, the majority of the revenue was generated under the agreements with Janssen and AbbVie, each as described below.

The table below summarizes the changes in deferred revenue – current and deferred revenue -non-current for the year ended December 31, 2020, 2019 and 2018.

(in thousands of €)	Janssen	AbbVie	Other	Total
On January 1, 2018	€—	€12,376	€344	€12,720

Received
Milestone	—	8,633	883	9,516
Revenue recognition
Upfront	—	(8,455)	(180)	(8,635)
Milestone	—	(10,510)	(930)	(11,440)

On December 31, 2018	—	2,045	116	2,161

Received
Upfront	288,060			288,060
Milestone	22,535	26,560		49,095
Revenue recognition
Upfront	(20,056)	(761)	(44)	(20,861)
Milestone	(1,569)	(26,494)	(22)	(28,085)

On December 31, 2019	288,971	1,350	50	290,371

Received
Milestone	—	—	—	—
Revenue recognition
Upfront	(29,818)	(497)	(33)	(30,348)
Milestone	(2,333)	(671)	(17)	(3,021)

On December 31, 2020	€256,819	€182	€(0)	€257,001

Below are summaries of the key collaborations.

AbbVie

In April 2016, the Company entered into a collaboration agreement with AbbVie S.À.R.L. (AbbVie) to develop and commercialize ARGX-115 (ABBV-151). Under the terms of the collaboration agreement, the Company was responsible for conducting and funding all ARGX‑115 (ABBV-151) research and development activities up to completion of IND enabling studies.

The Company granted AbbVie an exclusive option, for a specified period following completion of IND enabling studies, to obtain a worldwide, exclusive license to the ARGX‑115 (ABBV-151) program to develop and commercialize products. The Company received an upfront, nonrefundable, non-creditable payment of $40 million (€35.1 million as of the date the payment was received) from AbbVie for the exclusive option to license ARGX‑115 (ABBV-151). The Company achieved two preclinical milestones, each of which triggered a $10.0 million payment (€8.9 million based on the exchange rate in effect as of the date the first milestone payment was received, and €8.7 million based on the exchange rate in effect as of the date the second milestone payment was received).

In August 2018, AbbVie exercised its option and has assumed certain development obligations, being solely responsible for all research, development and regulatory costs relating to ARGX-115 based products. In March 2019, the Company achieved the first development milestone upon initiation of a first-in-human clinical trial, triggering a $30.0 million payment. Subject to the continuing progress of ARGX-115 (ABBV-151) by AbbVie, the Company is eligible to receive development, regulatory and commercial milestone payments in aggregate amounts of up to $110 million, $190 million and $325 million, respectively, as well as tiered royalties on sales at percentages ranging from the mid‑single digits to the lower teens, subject to customary reductions.

The Company has the right, on a product‑by‑product basis to co‑promote ARGX‑115 (ABBV-151) based products in the European Economic Area and Switzerland and to combine the product with the Company’s own future immuno‑oncology programs. The co‑promotion effort would be governed by a co‑promotion agreement negotiated in good faith by the parties. AbbVie will fund further GARP‑related research by the Company for an initial period of two years. AbbVie will have the right to license additional therapeutic programs emerging from this research, for which the Company could receive associated milestone and royalty payments.

With regard to its collaboration with AbbVie, the Company concluded as follows:

•

There is one single performance obligation under IFRS 15, that being the transfer of a license combined with performance of research and development activities. The Company concluded that the license is not distinct in the context of the contract.

•

The transaction price of these two agreements is currently composed of a fixed part, that being an upfront license fee, and a variable part, being milestone payments and cost reimbursements of research and development activities delivered. Milestone payments are only included in the transaction price to the extent it is highly probable that a significant reversal in the amount of cumulative revenue recognition will not occur when the uncertainty associate with the variable consideration is subsequently resolved. We estimate the amount to be included in the transaction price upon achievement of the milestone event. Sales-based milestones and sales-based royalties are a part of the Company’s arrangements but are not yet included in its revenues.

•

The transaction price has been allocated to the single performance obligation and revenues have been recognized over the estimated service period based on a pattern that reflects the transfer of the license and progress to complete satisfaction of the research and development activities. This is because we considered that there is a transformational relationship between the license and the research and development activities to be delivered.

•

The Company has chosen an input model to measure the satisfaction of the single performance obligation that considers percentage of costs incurred for these programs that are completed each period (percentage of completion method).

•

Cost reimbursements received are recognized in revenues when costs are incurred and agreed by the parties, as the Company is acting as a principal in the scope of its stake of the research and development activities of its ongoing license and collaboration agreements.

Janssen

In December 2018, the Company entered into a collaboration agreement with Cilag GmbH International, an affiliate of Janssen, to jointly develop and commercialize cusatuzumab. The Company has granted Janssen a license to the cusatuzumab program to develop, manufacture and commercialize products. For the U.S., the granted commercialization license is co-exclusive with argenx, while outside the U.S., the granted license is exclusive. Janssen and argenx will assume certain development obligations, and will be jointly responsible for all research, development and regulatory costs relating to the products. argenx will be eligible to receive potentially up to $1.3 billion in development, regulatory and sales milestones, in addition to tiered royalties, ranging from the low double digits to the high teens. Janssen will be responsible for commercialization worldwide. argenx retains the option to participate in commercialization efforts in the US, where the companies have agreed to share royalties on a 50/50 basis, and outside the U.S., Janssen will pay sales royalties ranging from the low double digits to the high teens to argenx.

Under the terms of the agreement, Janssen committed to an upfront payment of $500 million consisting of a license payment of $300 million and a $200 million equity investment in the Company by subscribing to 1,766,899 new shares at a price of €100.02 per share, including an issuance premium. The agreement became effective in January 2019 following expiration of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act. In December 2019, the Company achieved the first development milestone, triggering a $25.0 million payment.

With regard to this collaboration with Janssen, the Company concluded as follows:

•

There is one single performance obligation under IFRS 15, that being the transfer of a license combined with performance of research and development activities. The Company concluded that the license is not distinct in the context of the contract.

•

The Company concluded that the share premium that Janssen paid above the closing price on the day of entering into the investment agreement (being December 2, 2018) was paid because of the existing obligations to deliver development services under the terms of the collaboration agreement, and is therefore to be considered to be part of the overall consideration received.

•

The transaction price of these two agreements is currently composed of a fixed part, that being an upfront license fee, and a variable part, being milestone payments and cost reimbursements of research and development activities delivered. Milestone payments are only included in the transaction price to the extent it is highly probable that a significant reversal in the amount of cumulative revenue recognition will not occur when the uncertainty associate with the variable consideration is subsequently resolved. We estimate the amount to be included in the transaction price upon achievement of the milestone event. Sales-based milestones and sales-based royalties are a part of the Company’s arrangements but are not yet included in its revenues.

•

The transaction price has been allocated to the single performance obligation and revenues have been recognized over the estimated service period based on a pattern that reflects the transfer of the license and progress to complete satisfaction of the research and development activities. This is because we considered that there is a transformational relationship between the license and the research and development activities to be delivered.

•

The Company has chosen an input model to measure the satisfaction of the single performance obligation that considers percentage of costs incurred for these programs that are completed each period (percentage of completion method).

•

Cost reimbursements received are recognized in revenues when costs are incurred and agreed by the parties, as the Company is acting as a principal in the scope of its stake of the research and development activities of its ongoing license and collaboration agreements.